Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Interest [Abstract]
Schedule of Interest Costs

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Interest capitalized beginning of period	$5,850	$3,312	$2,820	$3,243
Interest capitalized during period	3,894	86	7,452	976
Less: capitalized interest in cost of sales	(755)	(530)	(1,283)	(1,351)
Interest capitalized end of period	$8,989	$2,868	$8,989	$2,868

	Year Ended December 31,
	2013	2012
Interest capitalized beginning of period	$3,243	$2,991
Interest capitalized during period	1,098	1,681
Less: capitalized interest in cost of sales	(1,521)	(1,429)
Interest capitalized end of period	$2,820	$3,243